ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Vessel and rig operating expenses	$ 32,351	$ 25,553
Administrative expenses	1,740	1,233
Accrued income taxes	3,675	1,337
Interest expense	13,663	11,064
Accrued expenses	$ 51,429	$ 39,187